2. Summary of Significant Accounting Policies: Investment in Joint Venture: Joint Venture Income Statement (Tables)	5 Months Ended
Sep. 30, 2018
Tables/Schedules
Joint Venture Income Statement

Joint Venture Income Statement

For the three months ended September 30, 2018
All figures in USD
Revenue	-
Expenses:
Research and development	80,000
Management fees	80,000
Consulting fees	15,000
Legal and professional fees	13,448
Marketing expenses	11,267
Meals, entertainment and travel expenses	27,465
Project management expenses	13,413
General and administrative expenses	6,236
Depreciation	188
Net loss	247,017